Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Parent Company Only Condensed Financial Information [Abstract]
Condensed Statements of Condition
CONDENSED STATEMENTS OF CONDITION

	Years ended December 31:
Assets	2023	2022
Cash and cash equivalents	$6,248	$4,697
Investment in subsidiaries	148,597	141,402
Notes receivable – subsidiaries	2,683	2,365
Other assets	293	259
Total assets	$157,821	$148,723

Liabilities
Notes payable	$2,394	$2,376
Subordinated debentures	8,500	8,500
Other liabilities	2,920	2,819
Total liabilities	13,814	13,695

Shareholders’ Equity
Total shareholders’ equity	144,007	135,028
Total liabilities and shareholders’ equity	$157,821	$148,723

Condensed Statements of Income
CONDENSED STATEMENTS OF INCOME

	Years ended December 31:
Income:	2023	2022
Interest on notes	$91	$29
Dividends from subsidiaries	5,020	4,180

Expenses:
Interest on notes	91	29
Interest on subordinated debentures	598	296
Operating expenses	369	396
Income before income taxes and equity in undistributed earnings of subsidiaries	4,053	3,488
Income tax benefit	196	141
Equity in undistributed earnings of subsidiaries	8,382	9,709
Net Income	$12,631	$13,338
Other comprehensive income (loss), net of tax	3,385	(15,521)
Comprehensive Income	$16,016	$(2,183)

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31:
Cash flows from operating activities:	2023	2022
Net Income	$12,631	$13,338
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(8,382)	(9,709)
Common stock issued to ESOP	124	575
Change in other assets	(34)	(221)
Change in other liabilities	101	72
Net cash provided by operating activities	4,440	4,055

Cash flows from investing activities:
Proceeds from closing of OVBC Captive	2,364	—
Change in notes receivable	(318)	(242)
Net cash provided by (used in) investing activities	2,046	(242)

Cash flows from financing activities:
Change in notes payable	18	238
Purchases of treasury stock	(82)	—
Cash dividends paid	(4,871)	(4,720)
Net cash used in financing activities	(4,935)	(4,482)

Cash and cash equivalents:
Change in cash and cash equivalents	1,551	(669)
Cash and cash equivalents at beginning of year	4,697	5,366
Cash and cash equivalents at end of year	$6,248	$4,697